Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Advertising expense	¥ 360,876	¥ 272,228
Net operating loss carry-forward	203,839	178,378
Accrued expenses	23,983	22,293
Impairment on long-term investments	20,742	15,617
Less: valuation allowance	(574,591)	(456,021)
Deferred tax assets, net	34,849	32,495
Deferred tax liabilities:
Intangible assets acquired	5,956	171,803
Withholding income tax	207,428
Deferred tax liabilities, net	¥ 213,384	¥ 171,803